COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Other Commitments [Line Items]
Monthly Revenues	$ 1,713,214	$ 1,367,895	$ 5,047,534	$ 3,931,411	$ 5,597,487	$ 3,055,776
Revenue 1 [Member]
Other Commitments [Line Items]
Monthly Revenues					1,000.00
Base Salary Increase					130,000
Revenue 2 [Member]
Other Commitments [Line Items]
Monthly Revenues					1,500
Base Salary Increase					200,000
Revenue 3 [Member]
Other Commitments [Line Items]
Monthly Revenues					2,000.00
Base Salary Increase					275,000
Revenue 4 [Member]
Other Commitments [Line Items]
Monthly Revenues					3,500
Base Salary Increase					630,000
Revenue 5 [Member]
Other Commitments [Line Items]
Monthly Revenues					5,000.00
Base Salary Increase					$ 900,000